DERIVATIVE LIABILITIES (Details) - USD ($)	12 Months Ended
	Apr. 30, 2017	Apr. 30, 2016
Begning Balance	$ 395,619
Increases in derivative value due to new issuances		1,290,874
Change in fair value of derivative liabilities	6,105,727	(895,255)
Increases in derivative value to debt discount	208,782
Decrease in derivative value due to note conversions	(100,127)
Ending Balance	6,610,001	395,619
Preferred Stock [Member]
Begning Balance
Increases in derivative value due to new issuances
Change in fair value of derivative liabilities	5,656
Increases in derivative value to debt discount
Decrease in derivative value due to note conversions
Ending Balance	5,656
Convertible Notes Payable [Member]
Begning Balance
Increases in derivative value due to new issuances
Change in fair value of derivative liabilities	196,020
Increases in derivative value to debt discount	208,782
Decrease in derivative value due to note conversions	(100,127)
Ending Balance	304,675
Warrants [Member]
Begning Balance	395,619
Increases in derivative value due to new issuances		1,290,874
Change in fair value of derivative liabilities	5,904,051	(895,255)
Increases in derivative value to debt discount
Decrease in derivative value due to note conversions
Ending Balance	$ 6,299,670	$ 395,619